UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number      811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2016 – March 31, 2017

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust:  Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (each a “Fund” and together, the “Funds”). The report covers the six-month period ended March 31, 2017.

GPIM is responsible for the management of the Funds’ portfolios of investments. GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.
Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.
Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.
Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.
On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.
Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.
We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.
For the six months ended March 31, 2017, the S&P 500 Index returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2017

Guggenheim Strategy Fund I

Portfolio Breakdown	Value	% of Net Assets
Asset-Backed Securities	$163,827,136	37.80%
Corporate Bonds	114,365,563	26.50%
Commercial Paper	96,228,510	22.20%
Collateralized Mortgage Obligations	31,101,891	7.20%
Foreign Government Bonds	38,919,826	9.00%
Foreign Treasury Bills	20,603,882	4.80%
Repurchase Agreement	4,207,000	1.00%
Short-Term Investments	3,975,066	0.90%
Other Assets & Liabilities, net	(40,579,411)	-9.40%
Net Assets	$432,649,463	100.00%

Average Annual Total Returns
Periods Ended March 31, 2016
	Six Month		Since Inception
	(Non-annualized)	One Year	(03/11/14)
Guggenheim Strategy Fund I	1.10%	2.72%	4.43%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.17%	0.30%	0.13%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust ,1.68%	2.9%
Fortress Credit Opportunities V CLO Ltd., 2.91%	2.8%
Fortress Credit Opportunities III CLO, LP, 2.91%	2.5%
Tennenbaum Senior Loan Funding III LLC, 2.28%	2.4%
Great Lakes CLO Ltd., 2.87%	2.3%
Golub Capital Partners CLO Ltd., 2.94%	2.0%
Venture XVI CLO Ltd., 2.67%	2.0%
TICP CLO II Ltd., 2.32%	2.0%
Flagship CLO, 2.09%	1.9%
CSMC Series, 0.93%	1.6%
Top Ten Total	22.4%
“Ten Largest Holdings” excludes any short-term securities or derivative investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2017

Guggenheim Strategy Fund II

Portfolio Breakdown	Value	% of Net Assets
Asset-Backed Securities	$226,122,546	54.50%
Collateralized Mortgage Obligations	68,346,617	16.40%
Corporate Bonds	65,513,882	15.70%
Commercial Paper	40,470,469	9.70%
Foreign Government Bonds	37,313,208	9.00%
Foreign Treasury Bills	20,520,193	4.90%
Short-Term Investments	3,969,659	1.00%
Other Assets & Liabilities, net	(46,600,238)	-11.20%
Net Assets	$415,656,336	100.00%

Average Annual Total Returns
Periods Ended March 31, 2016
	Six Month		Since Inception
	(Non-annualized)	One Year	(03/11/14)
Guggenheim Strategy Fund II	1.43%	3.56%	5.65%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.17%	0.30%	0.13%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust, 1.68%	2.8%
TICP CLO Ltd., 0.00%	2.0%
TICP CLO II Ltd., 2.32%	2.0%
Venture XVI CLO Ltd., 2.68%	2.0%
OHA Loan Funding Ltd., 2.49%	2.0%
Octagon Investment Partners XIX Ltd., 2.07%	2.0%
Flagship CLO, 2.09%	1.9%
CDGJ Commerical Mortgage Trust, 2.76%	1.7%
Dryden XXXI Senior Loan Fund, 2.37%	1.7%
Dryden XXXI Senior Loan Fund, 2.24%	1.7%
Top Ten Total	19.8%
“Ten Largest Holdings” excludes any short-term securities or derivative investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2017

Guggenheim Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset-Backed Securities	$150,048,099	62.4%
Collateralized Mortgage Obligations	50,004,859	20.8%
Corporate Bonds	32,805,249	13.7%
Commercial Paper	14,991,489	6.2%
Foreign Treasury Bills	6,466,701	2.7%
Foreign Government Bonds	5,900,591	2.5%
Senior Floating Rate Interests	4,050,185	1.7%
Short-Term Investments	2,325,530	1.0%
Other Assets & Liabilities, net	(26,308,651)	-11.0%
Net Assets	$240,284,052	100.0%

Average Annual Total Returns
Periods Ended March 31, 2016
	Six Month		Since Inception
	(Non-annualized)	One Year	(03/11/14)
Guggenheim Strategy Fund III	1.59%	4.26%	7.08%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.17%	0.30%	0.13%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust, 1.68%	2.8%
TICP CLO II Ltd., 2.32%	2.0%
Venture XVI CLO Ltd., 2.67%	2.0%
Octagon Investment Partners XIX Ltd., 2.07%	2.0%
TICP CLO Ltd., 2.16%	1.9%
OHA Loan Funding Ltd., 2.49%	1.9%
Flagship CLO, 2.09%	1.9%
TICP CLO III Ltd., 2.57%	1.6%
Venture XVI CLO Ltd., 2.52%	1.6%
Regatta V Funding Ltd., 2.60%	1.5%
Top Ten Total	19.2%
“Ten Largest Holdings” excludes any short-term securities or derivative investments.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2017

Guggenheim Variable Insurance Strategy Fund III

Portfolio Breakdown	Value	% of Net Assets
Asset-Backed Securities	$83,572,092	62.3%
Collateralized Mortgage Obligations	29,418,167	21.9%
Corporate Bonds	18,668,561	14.0%
Commercial Paper	4,997,809	3.7%
Foreign Treasury Bills	3,238,586	2.4%
Foreign Government Bonds	3,105,035	2.3%
Short-Term Investments	2,972,753	2.2%
Senior Floating Rate Interests	2,887,042	2.2%
Other Assets & Liabilities, net	(14,766,489)	-11.0%
Net Assets	$134,093,556	100.0%

Average Annual Total Returns
Periods Ended March 31, 2016
	Six Month		Since Inception
	(Non-annualized)	One Year	(03/11/14)
Guggenheim Variable Insurance Strategy Fund III	1.65%	4.35%	7.14%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.17%	0.30%	0.13%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
Station Place Securitization Trust , 1.88%	3.0%
Octagon Investment Partners XIX Ltd., 2.07%	2.0%
Seneca Park CLO Limited, 2.28%	1.9%
TICP CLO II Ltd., 2.32%	1.9%
Venture XVI CLO Ltd., 2.67%	1.9%
OHA Loan Funding Ltd. , 2.49%	1.9%
Flagship CLO, 2.09%	1.9%
Fortress Credit BSL II Ltd., 2.30%	1.9%
Venture XVI CLO Ltd., 2.67%	1.7%
Tennenbaum Senior Loan Funding III LLC, 2.28%	1.5%
Top Ten Total	19.6%
“Ten Largest Holdings” excludes any short-term securities or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund I	0.10%	1.10%	$1,000.00	$1,011.00	$0.50
Guggenheim Strategy Fund II	0.09%	1.43%	1,000.00	1,014.30	0.45
Guggenheim Strategy Fund III	0.13%	1.59%	1,000.00	1,015.90	0.65
Guggenheim Variable Insurance Strategy Fund III	0.16%	1.65%	1,000.00	1,016.50	0.80

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund I	0.10%	5.00%	$1,000.00	$1,024.43	$0.50
Guggenheim Strategy Fund II	0.09%	5.00%	1,000.00	1,024.48	0.45
Guggenheim Strategy Fund III	0.13%	5.00%	1,000.00	1,024.28	0.66
Guggenheim Variable Insurance Strategy Fund III	0.16%	5.00%	1,000.00	1,024.13	0.81

1	Annualized.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[1]	3,975,066	$3,975,066
Total Short-Term Investments
(Cost $3,975,066)		3,975,066

	Face
	Amount	[7]
ASSET-BACKED SECURITIES†† - 37.8%
Collateralized Loan Obligations - 36.0%
Golub Capital Partners CLO Ltd.
2014-21A, 2.94% due 10/25/26[2,3]	$8,750,000		8,749,387
2015-25A, 2.83% due 08/05/27[2,3]	5,000,000		5,000,945
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.91% due 10/15/26[2,3]	12,000,000		11,994,976
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.91% due 04/28/26[2,3]	11,000,000		10,999,903
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[2]	10,500,000		10,503,016
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[2,3]	9,900,000		9,910,110
Venture XVI CLO Ltd.
2014-16A, 2.67% due 04/15/26[2]	8,700,000		8,699,611
TICP CLO II Ltd.
2014-2A, 2.32 % due 07/20/26[2]	8,600,000		8,605,669
Flagship CLO
2014-8A, 2.09% due 01/16/26[2,3]	8,100,000		8,089,179
Seneca Park CLO Limited
2014-1A, 2.28% due 07/17/26[2,3]	6,500,000		6,504,307
Lime Street CLO Corp.
2007-1A, 2.10% due 06/20/21[2,3]	6,000,000		5,725,902
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[2,3]	5,600,000		5,597,565
NewMark Capital Funding CLO Ltd.
2013-1A, 2.18% due 06/02/25[2,3]	5,500,000		5,483,692
Monroe Capital CLO Ltd.
2014-1A, 2.84% due 10/22/26[2,3]	5,490,000		5,482,478
Northwoods Capital X Ltd.
2014-14A, 2.33% due 11/12/25[2,3]	5,100,000		5,103,134
OHA Loan Funding Ltd.
2013-1A, 2.49% due 07/23/25[2,3]	4,300,000		4,296,920

	Face
	Amount	[7]	Value
ASSET-BACKED SECURITIES†† - 37.8% (continued)
Collateralized Loan Obligations - 36.0% (continued)
Steele Creek CLO Ltd.
2014-1A, 2.37% due 08/21/26[2,3]	4,100,000		$4,094,776
Vibrant CLO III Ltd.
2016-3A, 2.51% due 04/20/26[2,3]	4,100,000		4,091,489
TICP 2014-3A AR
2.16% due 01/20/27	4,000,000		4,004,131
Cent CLO LP
2014-21A, 2.27% due 07/27/26[2,3]	3,800,000		3,798,373
Northwoods Capital X Ltd.
2013-10A, 2.43% due 11/04/25[2,3]	3,500,000		3,499,986
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[2,3]	3,000,000		3,009,247
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[2,3]	3,000,000		2,940,617
Atlas Senior Loan Fund Ltd.
2014-1A, 2.45% due 07/16/26[2,3]	2,500,000		2,506,194
KVK CLO Ltd.
2014-1A, 2.34% due 05/15/26[2,3]	2,400,000		2,397,252
Fortress Credit BSL II Ltd.
2013-2A, due 10/19/25[2,4]	2,000,000		1,997,547
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.64% due 07/25/25[2,3]	2,000,000		1,961,333
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[2,3]	970,732		970,869
Total Collateralized Loan Obligations			156,018,608
Credit Card - 0.9%
Capital One Multi-Asset Execution Trust
2015-A6, 1.28% due 06/15/20[2]	4,000,000		4,004,451
Automotive - 0.5%
CarMax Auto Owner Trust
2016-2, 1.38% due 06/17/19[2]	2,374,859		2,377,981
Collateralized Debt Obligations - 0.3%
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.37% due 11/21/40[2,3]	927,973		926,027

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[7]	Value
ASSET-BACKED SECURITIES†† - 37.8% (continued)
Collateralized Debt Obligations - 0.3% (continued)
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,3]	221,181		$218,509
Total Collateralized Debt Obligations			1,144,536
Financial - 0.1%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/17[2]	282,119		281,560
Total Asset-Backed Securities
(Cost $163,653,187)			163,827,136
CORPORATE BONDS†† - 23.6%
Financial - 18.2%
JP Morgan Chase & Co.	5,400,000		5,447,930
2.00% due 03/22/19[2]
Royal Bank of Canada
1.73% due 04/15/19[2]	5,400,000		5,434,602
National Bank of Canada
1.96% due 12/14/18[2]	5,400,000		5,434,085
Fifth Third Bank/Cincinnati OH
1.97% due 08/20/18[2]	5,400,000		5,432,238
US Bank North America/Cincinnati OH
1.62% due 01/29/18[2]	5,400,000		5,420,984
Capital One North America/Mclean VA
2.19% due 08/17/18[2]	5,350,000		5,402,371
Santander UK plc
2.60% due 03/14/19[2]	5,300,000		5,390,058
Morgan Stanley
2.41% due 02/01/19[2]	5,300,000		5,386,342
Credit Agricole S.A.
2.08% due 06/10/20[2,3]	4,250,000		4,270,290
Citizens Bank North America/Providence RI
1.60% due 03/02/20[2]	4,250,000		4,259,371
Huntington National Bank
1.62% due 03/10/20[2]	4,250,000		4,252,074
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[2,3]	4,100,000		4,132,849
BNZ International Funding Ltd.
1.75% due 02/21/20[2,3]	4,050,000		4,068,764
Australia & New Zealand Banking Group Ltd.
1.82% due 09/23/19[2,3]	4,000,000		4,028,084
Citigroup, Inc.
1.80% due 01/10/20[2]	4,000,000		4,013,416
Bank of America North America
1.86% due 12/07/18[2]	3,500,000		3,526,600

	Face
	Amount	[7]	Value
CORPORATE BONDS†† - 23.6% (continued)
Financial - 18.2% (continued)
Goldman Sachs Group, Inc.
2.24% due 04/30/18[2]	1,790,000		$1,805,842
HCP, Inc.
5.63% due 05/01/17	1,000,000		1,002,968
Total Financial			78,708,868
Consumer, Non-cyclical - 2.2%
Ingredion, Inc.
1.80% due 09/25/17	4,060,000		4,061,900
AmerisourceBergen Corp.
1.15% due 05/15/17	4,050,000		4,048,745
Express Scripts Holding Co.
1.25% due 06/02/17	1,500,000		1,499,415
Total Consumer, Non-cyclical			9,610,060
Communications - 1.9%
AT&T, Inc.
2.08% due 06/30/20[2]	4,100,000		4,147,909
Deutsche Telekom International Finance BV
1.60% due 01/17/20[2,3]	4,100,000		4,100,139
Total Communications			8,248,048
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.74% due 08/03/17[2,3]	5,400,000		5,412,112
Total Corporate Bonds
(Cost $89,019,852)			101,979,088
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.1%
Residential Mortgage Backed Securities - 10.1%
Station Place Securitization Trust
2017-1A, 1.68% due 02/25/49†††,2,3	12,400,000		12,386,475
CSMC Series
2014-7R, 0.93% due 10/27/36[2,3]	7,198,784		7,059,828
2014-2R, 0.98% due 02/27/46[2,3]	5,563,537		5,215,299
2014-7R, 0.94% due 12/27/37[2,3]	5,262,148		5,106,326
GSMSC Resecuritization Trust
2014-3R, 0.96% due 11/26/36[2,3]	4,315,325		4,170,280
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[2,3]	4,089,298		4,060,037
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[3,8]	3,096,611		3,103,339

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[3]	2,386,018	2,386,782
Total Residential Mortgage Backed Securities		43,488,366
Total Collateralized Mortgage Obligations
(Cost $55,934,028)		43,488,366

	Face
	Amount	[7]	Value
FOREIGN GOVERNMENT BONDS†† - 9.0%
United Mexican States
due 05/25/17[4]	MXN 15,637,000		8,268,774
due 06/08/17[4]	MXN 1,190,000		627,614
Total United Mexican States			8,896,388
Government of Japan
due 04/06/17[4]	JPY 970,000,000		8,713,279
Republic of Portugal
due 05/19/17[4]	EUR 8,030,000		8,570,656
Kingdom of Spain
due 05/12/17[4]	EUR 7,950,000		8,486,025
Czech Republic
due 11/09/17[4]	CSK 107,000,000		4,253,478
Total Foreign Government Bonds
(Cost $37,922,895)			38,919,826
FOREIGN TREASURY BILLS†† - 4.8%
Kingdom of Sweden
due 04/19/17[4]	SEK 76,200,000		8,506,878
Republic of Italy
due 05/12/17[4]	EUR 7,630,000		8,143,936
Government of Japan
due 05/01/17[4]	JPY 440,000,000		3,953,068
Total Foreign Treasury Bills
(Cost $20,636,989)			20,603,882
COMMERCIAL PAPER†† - 22.2%
Harley-Davidson Financial Services, Inc.
0.88% due 04/05/17[3]	7,000,000		6,999,316
Clorox Co/The
1.12% due 05/16/17[3]	6,800,000		6,790,480
Cox Enterprises Inc
0.97% due 04/10/17	6,500,000		6,498,099
Nissan Motor Acceptance Corp
1.06% due 04/27/17[3]	6,500,000		6,495,024
McDonald's Corp
1.18% due 04/27/17[3]	6,500,000		6,494,461
Omnicom Capital Inc
1.08% due 05/08/17[3]	6,500,000		6,492,417

	Face
	Amount	[7]	Value
COMMERCIAL PAPER††22.2% (continued)
General Mills Inc
1.15% due 04/11/17[3]	6,000,000		$5,998,083
American Water Capital Corp
1.14% due 04/12/17[3]	6,000,000		5,997,837
Campbell Soup Co
1.08% due 04/24/17[3]	6,000,000		5,995,860
Ryder System Inc
1.17% due 04/25/17	6,000,000		5,995,320
Hyundai Capital America
1.24% due 04/24/17[3]	6,000,000		5,995,247
Whirlpool Corp
1.16% due 04/26/17[3]	6,000,000		5,995,000
Mondelez International Inc
1.26% due 06/12/17[3]	6,000,000		5,983,830
Mattel Inc
1.07% due 04/11/17	5,000,000		4,998,514
Western Union Co/The
1.10% due 04/04/17	3,500,000		3,499,679
Wal-Mart Stores Inc
0.70% due 04/03/17[3]	3,000,000		2,999,883
Marriott International Inc/MD
1.08% due 04/07/17	3,000,000		2,999,460
Total Commercial Paper
(Cost $96,229,319)			96,228,510
REPURCHASE AGREEMENT††,5 - 1.0%
Mizuho Securities LLC	4,207,000		4,207,000
issued 03/23/17 at 1.75%
due 06/06/17[6]
Total Repurchase Agreement
(Cost $4,207,000)			4,207,000
Total Investments - 109.4%
(Cost $471,578,336)			$473,228,874
Other Assets & Liabilities, net - (9.4)%			(40,579,411)
Total Net Assets - 100.0%			$432,649,463

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	(7,630,000)	EUR	05/12/17	$8,266,991	$8,156,420	$110,571
Bank of America	(76,200,000)	SEK	04/19/17	8,521,870	8,511,653	10,217
Bank of America	(3,950,000)	EUR	05/12/17	4,211,371	4,222,524	(11,153)
Deutsche Bank	(8,030,000)	EUR	05/19/17	8,571,985	8,587,023	(15,038)
J.P. Morgan	(11,900,000)	MXN	06/08/17	599,496	629,288	(29,792)
J.P. Morgan	(107,000,000)	CSK	11/09/17	4,283,599	4,313,412	(29,813)
Morgan Stanley	(4,010,000)	EUR	05/12/17	4,256,014	4,286,664	(30,650)
Deutsche Bank	(440,000,000)	JPY	05/01/17	3,885,175	3,956,992	(71,817)
Bank of America	(156,370,000)	MXN	05/25/17	7,913,462	8,287,246	(373,784)
Bank of America	(970,000,000)	JPY	04/06/17	8,289,819	8,713,979	(424,160)
						$(865,419)

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 31, 2017.
2	Variable rate security. Rate indicated is rate effective at March 31, 2017.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $284,394,039 (cost $284,202,101), or 65.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Zero coupon rate security.
5	Repurchase Agreements — See Note 6.
6	Illiquid security.
7	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
8	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of March 31, 2017.

CSK	Czech Koruna
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
plc	Public Limited Company
SEK	Swedish Krona

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$163,827,136	$—	$—	$163,827,136
Collateralized Mortgage Obligations	—	31,101,891	—	12,386,475	43,488,366
Commercial Paper	—	96,228,510	—	—	96,228,510
Corporate Bonds	—	101,979,088	—	—	101,979,088
Forward Foreign Currency Exchange Contracts	—	—	120,788	—	120,788
Foreign Government Bonds	—	38,919,826	—	—	38,919,826
Foreign Treasury Bills	—	20,603,882	—	—	20,603,882
Repurchase Agreement	—	4,207,000	—	—	4,207,000
Short-Term Investments	3,975,066	—	—	—	3,975,066
Total	$3,975,066	$456,867,333	$120,788	$12,386,475	$473,349,662

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$986,207	$—	$986,207

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
		Valuation	Unobservable	Input
Category	Level 3	Technique	Inputs	Range
Collaterized Mortgage Obligations	$12,386,475	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote	-

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collaterized Mortgage Obligations	Total
Guggenheim Strategies Fund I
Assets:
Beginning Balance	$23,988,233	$23,988,233
Purchases	12,400,000	12,400,000
Sales	(24,000,000)	(24,000,000)
Total change in unrealized gains or losses included in earnings	(1,758)	(1,758)
Ending Balance	$12,386,475	$12,386,475
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(13,525)	$(13,525)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[1]	3,969,659	$3,969,659
Total Short-Term Investments
(Cost $3,969,659)		3,969,659

	Face
	Amount	[5]
ASSET-BACKED SECURITIES†† - 54.5%
Collateralized Loan Obligations - 53.9%
Venture XVI CLO Ltd.
2014-16A, 2.68% due 04/15/26[3]	$ 8,200,000		8,199,634
2014-16A, 2.52% due 04/15/26[2,3]	6,000,000		6,000,000
Dryden XXXI Senior Loan Fund
2014-31A, 2.37% due 04/18/26[2,3]	7,000,000		7,000,000
2014-31A, 2.24% due 04/18/26[3]	7,000,000		6,987,818
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[2,3]	4,000,000		3,986,747
2014-21A, 2.94% due 10/25/26[2,3]	3,500,000		3,499,755
2015-25A, 2.83% due 08/05/27[2,3]	1,800,000		1,800,340
TICP CLO II Ltd.
2014-2A, 2.32% due 07/20/263,	8,200,000		8,205,405
2014-2A, 3.08% due 07/20/26[2,3]	600,000		600,000
TICP 2014-3A AR
due 01/20/27[4]	8,250,000		8,258,520
OHA Loan Funding Ltd.
2013-1A, 2.49% due 07/23/25[2,3]	8,200,000		8,194,126
Octagon Investment Partners XIX Ltd.
2014-1A, 2.07% due 04/15/26[2,3]	8,200,000		8,185,725
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[2,3]	3,500,000		3,503,574
2015-1A, 2.97% due 07/15/26[2,3]	2,500,000		2,507,996
2014-1A, 3.62% due 04/15/25[2,3]	2,000,000		1,969,674
Flagship CLO
2014-8A, 2.09% due 01/16/26[2,3]	7,800,000		7,789,580
Regatta V Funding Ltd.
2014-1A, 2.60% due 10/25/26[2,3]	6,200,000		6,199,591
2014-1A, 4.19% due 10/25/26[2,3]	1,500,000		1,500,000
TICP CLO III Ltd.
2014-3A, 2.57% due 01/20/27[2,3]	6,500,000		6,500,000
CIFC Funding Ltd.
2014-4A, 2.38% due 10/17/26[2,3]	5,000,000		5,004,184

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 54.5% (continued)
Collateralized Loan Obligations - 53.9% (continued)
2007-2A, 2.62% due 04/15/21[2,3]	1,500,000		$1,487,616
Tuolumne Grove CLO Limited
2014-1A, 2.38% due 04/25/26[3]	6,200,000		6,189,215
Cent CLO LP
2014-21A, 2.27% due 07/27/26[2,3]	6,050,000		6,047,409
LCM XII, LP
2015-12A, 2.28% due 10/19/22[2,3]	5,391,118		5,404,514
ACIS CLO Ltd.
2014-3A, 2.54% due 02/01/26[2,3]	2,875,000		2,889,555
2015-6A, 2.62% due 05/01/27[2,3]	2,000,000		2,020,108
Northwoods Capital Ltd.
2014-14A, 2.33% due 11/12/25[2,3]	4,800,000		4,802,950
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.49% due 10/15/25[2,3]	3,500,000		3,514,777
2013-2A, 2.17% due 04/18/25[2,3]	1,000,000		1,000,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.91% due 04/28/26[2,3]	2,700,000		2,699,976
2014-3A, 3.40% due 04/28/26[3]	900,000		897,745
2014-3A, 3.51% due 04/28/26[2,3]	900,000		896,950
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[2,3]	4,450,000		4,450,223
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.91% due 10/15/26[2,3]	4,000,000		3,998,325
Steele Creek CLO Ltd.
2014-1A, 2.37% due 08/21/26[2,3]	3,900,000		3,895,031
Tralee CLO III Ltd.
2016-3A, 3.03% due 07/20/26[2,3]	3,600,000		3,602,427
Cent CLO Ltd.
2014-20A, 2.52% due 01/25/26[2,3]	1,800,000		1,800,739
2013-19A, 2.37% due 10/29/25[2,3]	1,800,000		1,799,739
Vibrant CLO III Ltd.
2016-3A, 2.51% due 04/20/26[2,3]	3,600,000		3,592,527
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[2]	3,500,000		3,501,005

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 54.5% (continued)
Collateralized Loan Obligations - 53.9% (continued)
Fortress Credit BSL II Ltd.
2013-2A, 2.52% due 10/19/25[2,3]	3,000,000		$3,001,639
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[2,3]	3,000,000		2,999,356
Telos CLO Ltd.
2014-5A, 2.57% due 04/17/25[2,3]	2,000,000		2,003,037
2014-5A, 3.17% due 04/17/25[2,3]	750,000		750,113
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[2,3]	2,700,000		2,708,322
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[2,3]	2,500,000		2,502,770
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[2,3]	2,500,000		2,500,000
KVK CLO Ltd.
2014-1A, 2.34% due 05/15/26[2,3]	2,300,000		2,297,366
Lime Street CLO Ltd.
2007-1A, 2.10% due 06/20/21[2,3]	2,250,000		2,147,213
Garrison Funding Ltd.
2015-1A, 2.50% due 05/25/27[2,3]	2,000,000		1,999,949
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[2,3]	2,000,000		1,999,130
PFP Ltd.
2015-2, 2.93% due 07/14/34[2,3]	2,000,000		1,998,271
Venture XII CLO Ltd.
2012-12A, 2.68% due 02/28/26[2,3]	2,000,000		1,994,505
Monroe Capital CLO Ltd.
2014-1A, 2.84% due 10/22/26[2,3]	1,850,000		1,847,465
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/15/27[2,3]	1,800,000		1,821,456
BNPP IP CLO Ltd.
2014-1A, 2.49% due 04/24/26[2,3]	1,500,000		1,503,635
TICP CLO I Ltd.
2014-1A, 2.53% due 04/26/26[2,3]	1,500,000		1,502,971
Marathon CLO VI Ltd.
2014-6A, 3.08% due 05/13/25[2,3]	1,500,000		1,500,206
RFTI Issuer Ltd.
2015-FL1, 2.66% due 08/15/30[2,3]	1,493,348		1,492,210

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 54.5% (continued)
Collateralized Loan Obligations - 53.9% (continued)
Venture VII CDO Ltd.
2006-7A, 1.26% due 01/20/22[2,3]	1,401,037		$1,391,719
Gallatin CLO VII Ltd.
2014-1A, 3.07% due 07/15/23[2,3]	1,350,000		1,340,557
NewMark Capital Funding CLO Ltd.
2013-1A, 2.18% due 06/02/25[2,3]	1,250,000		1,246,294
Golub Capital BDC CLO LLC
2014-1A, 3.54% due 04/25/26[2,3]	1,200,000		1,184,743
CVP Cascade CLO Ltd.
2014-CLO1, 2.47% due 01/16/26[2,3]	1,000,000		1,001,129
Cent CLO
2014-16A, 3.28% due 08/01/24[2,3]	1,000,000		1,000,086
Galaxy XVIII CLO Ltd.
2014-18A, 2.49% due 10/15/26[2,3]	1,000,000		1,000,000
OCP CLO Ltd.
2016-11A, 3.43% due 04/26/28[2,3]	1,000,000		999,942
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[2,3]	1,000,000		980,206
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.33% due 10/20/25[2,3]	1,000,000		976,347
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[2,3]	900,000		900,029
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[2,3]	762,718		762,826
Newstar Commercial Loan Funding LLC
2014-1A, 3.63% due 04/20/25[2,3]	750,000		744,012
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.64% due 07/25/25[2,3]	750,000		735,500
Resource Capital Corporation Ltd.
2014-CRE2, 1.99% due 04/15/32[2,3]	470,510		470,353
Marathon CLO IV Ltd.
2012-4A, 2.44% due 05/20/23[2,3]	193,565		193,612

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 54.5% (continued)
Collateralized Loan Obligations - 53.9% (continued)
Brentwood CLO Corp.
2006-1A, 1.30% due 02/01/22[2,3]	70,081		$69,958
Total Collateralized Loan Obligations			223,950,427
Collateralized Debt Obligations - 0.5%
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[2,3]	1,479,443		1,441,769
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.37% due 11/21/40[2,3]	302,929		302,294
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,3]	80,429		79,458
Total Collateralized Debt Obligations			1,823,521
Financial - 0.1%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/17[2]	349,290		348,598
Total Asset-Backed Securities
(Cost $225,743,289)			226,122,546
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2%
Residential Mortgage Backed Securities - 12.9%
Station Place Securitization Trust
2017-1A, 1.68% due 02/25/49†††,2,3	11,700,000		11,687,239
CSMC Series
2014-2R, 0.98% due 02/27/46[2,3]	2,171,888		2,035,944
2014-7R, 0.93% due 10/27/36[2,3]	2,020,671		1,981,666
2014-7R, 0.94% due 12/27/37[2,3]	1,832,589		1,778,323
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[2,3]	2,033,831		2,019,278
2007-1, 2.43% due 10/25/37[2,3]	1,915,038		1,875,070
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[2,3]	2,455,887		2,436,286
2016-5, 2.78% due 11/01/21[2,3]	1,237,079		1,230,790
Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[2]	3,381,487		3,152,413
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[2,3]	3,105,745		3,078,570

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Structured Asset Investment Loan Trust
2005-1, 1.70% due 02/25/35[2,3]	1,307,335		$1,285,009
2005-2, 1.72% due 03/25/35[2]	1,151,611		1,101,489
GSAMP Trust
2005-HE6, 1.42% due 11/25/35[2]	2,344,139		2,305,366
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[3,6]	2,167,628		2,172,338
Ellington Loan Acquisition Trust
2007-2, 1.93% due 05/25/37[2,3]	2,121,247		2,119,248
Encore Credit Receivables Trust
2005-4, 1.42% due 01/25/36[2]	2,150,000		2,107,408
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	1,705,519		1,722,196
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[3,6]	1,667,594		1,663,398
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[3]	907,954		908,244
2016-3A, 2.01% due 08/25/26[3]	707,638		703,820
GSMSC Resecuritization Trust
2014-3R, 0.96% due 11/26/36[2,3]	1,249,173		1,207,186
First Frankin Mortgage Loan Trust
2006-FF4, 1.17% due 03/25/36[2]	1,193,415		1,136,446
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3]	1,124,829		1,123,154
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.94% due 03/25/36[2]	609,301		583,704
2006-NC1, 1.13% due 05/25/36[2]	538,326		509,812
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[3,6]	954,215		960,187
Accredited Mortgage Loan Trust
2007-1, 1.11% due 02/25/37[2]	438,427		429,298
New Century Home Equity Loan Trust Series
2005-C, 1.23% due 12/25/35[2]	379,109		371,209

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.2% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[2]	11		$11
Total Residential Mortgage Backed Securities			53,685,102
Commercial Mortgage- Backed Securities - 6.3%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.76% due 12/15/27[2,3]	7,000,000		7,004,374
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.89% due 07/15/31[2,3]	2,795,840		2,801,800
2014-FL5, 2.87% due 07/15/31[2,3]	2,250,000		2,225,082
Cosmopolitan Hotel Trust
2016-CSMO, 2.31% due 11/15/33[2,3]	4,500,000		4,536,607
Morgan Stanley Capital I Trust
2015-XLF1, 3.09% due 08/14/31[2,3]	4,000,000		4,005,752
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.01% due 06/15/28[2,3]	2,000,000		1,964,858
2014-ICTS, 2.31% due 06/15/28[2,3]	1,500,000		1,452,062
BLCP Hotel Trust
2014-CLRN, 2.26% due 08/15/29[2,3]	2,000,000		1,990,680
GAHR Commercial Mortgage Trust
2015-NRF, 2.21% due 12/15/34[2,3]	366,093		367,539
Total Commercial Mortgage- Backed Securities			26,348,754
Total Collateralized Mortgage Obligations
(Cost $79,840,335)			80,033,856
CORPORATE BONDS†† - 12.9%
Financial - 10.1%
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[2,3]	3,600,000		3,628,842
1.61% due 03/06/19[2,3]	500,000		500,761
Credit Agricole S.A.
2.08% due 06/10/20[2,3]	4,050,000		4,069,335
Morgan Stanley
2.41% due 02/01/19[2]	3,300,000		3,353,760
1.84% due 02/14/20[2]	700,000		701,523

	Face
	Amount	[5]	Value
CORPORATE BONDS†† - 12.9% (continued)
Financial - 10.1% (continued)
National Bank of Canada
1.96% due 12/14/18[2]	3,800,000		$3,823,985
Capital One North America/Mclean VA
2.19% due 08/17/18[2]	3,400,000		3,433,283
1.88% due 09/13/19[2]	200,000		201,287
Royal Bank of Canada
1.73% due 04/15/19[2]	3,600,000		3,623,068
Westpac Banking Corp.
1.74% due 05/13/19[2]	3,500,000		3,525,190
Fifth Third Bank/Cincinnati OH
1.97% due 08/20/18[2]	3,500,000		3,520,895
US Bank North America/Cincinnati OH
1.62% due 01/29/18[2]	3,300,000		3,312,824
Santander UK plc
2.60% due 03/14/19[2]	3,200,000		3,254,374
JP Morgan Chase & Co.
2.00% due 03/22/19[2]	3,000,000		3,026,628
Bank of America North America
1.86% due 12/07/18[2]	1,395,000		1,405,602
Goldman Sachs Group, Inc.
2.24% due 04/30/18[2]	550,000		554,868
Total Financial			41,936,225
Consumer, Cyclical - 1.4%
Daimler Finance North America LLC
1.74% due 08/03/17[2,3]	4,400,000		4,409,869
Lennar Corp.
4.50% due 06/15/19	1,400,000		1,438,500
Total Consumer, Cyclical			5,848,369
Consumer, Non-cyclical - 1.1%
Tenet Healthcare Corp.
4.63% due 06/15/20[2]	2,000,000		2,010,000
AmerisourceBergen Corp.
1.15% due 05/15/17	1,400,000		1,399,566
Ingredion, Inc.
1.80% due 09/25/17	1,245,000		1,245,583
Total Consumer, Non-cyclical			4,655,149
Communications - 0.3%
Level 3 Financing, Inc.
4.76% due 01/15/18[2]	1,380,000		1,386,900
Total Corporate Bonds
(Cost $53,487,082)			53,826,643
FOREIGN GOVERNMENT BONDS†† - 9.0%
United Mexican States
due 05/25/17[4]	MXN 15,086,000		7,977,407
due 06/08/17[4]	MXN 1,190,000		627,614
Total United Mexican States International Bond			8,605,021
Republic of Portugal
due 05/19/17[4]	EUR 7,795,000		8,319,834
Kingdom of Spain
due 05/12/17[4]	EUR 7,775,000		8,299,226
Government of Japan
due 04/06/17[4]	JPY 890,000,000		7,994,658

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
FOREIGN GOVERNMENT BONDS†† - 9.0% (continued)
Czech Republic
due 11/09/17[4]	CSK 103,000,000		$4,094,469
Total Foreign Government Bonds
(Cost $36,371,384)			37,313,208
FOREIGN TREASURY BILLS†† - 4.9%
Kingdom of Sweden
due 04/19/17[4]	SEK 74,100,000		8,272,437
Republic of Italy
due 05/12/17[4]	EUR 7,350,000		7,845,076
Government of Japan
due 05/15/17[4]	JPY 490,000,000		4,402,680
Total Foreign Treasury Bills
(Cost $20,492,271)			20,520,193
COMMERCIAL PAPER†† - 9.7%
General Mills Inc
1.08% due 04/04/17[3]	6,000,000		5,999,460

	Face
	Amount	[5]	Value
COMMERCIAL PAPER †† - 9.7% (continued)
1.15% due 04/11/17[3]	6,000,000		$5,998,083
Total General Mills Inc			11,997,543
Harley-Davidson Financial Services, Inc.
0.88% due 04/05/17[3]	7,000,000		6,999,316
Mondelez International Inc
1.30% due 06/12/17[3]	7,000,000		6,981,135
American Water Capital Corp
1.14% due 04/12/17[3]	6,000,000		5,997,837
Aon Corp
1.17% due 04/28/17	6,000,000		5,994,735
Wal-Mart Stores Inc
0.70% due 04/03/17[3]	2,500,000		2,499,903
Total Commercial Paper
(Cost $40,471,132)			40,470,469
Total Investments - 111.2%
(Cost $460,375,152)			$462,256,574
Other Assets & Liabilities, net - (11.2)%			(46,600,238)
Total Net Assets - 100.0%			$415,656,336

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	(3,600,000)	EUR	05/12/17	$3,900,546	$3,848,376	$ 52,170
Morgan Stanley	(7,575,000)	EUR	05/12/17	8,123,169	8,097,625	25,544
Bank of America	(74,100,000)	SEK	04/19/17	8,287,015	8,277,080	9,935
Bank of America	(3,940,000)	EUR	05/12/17	4,200,710	4,211,834	(11,124)
Deutsche Bank	(7,795,000)	EUR	05/19/17	8,321,124	8,335,722	(14,598)
J.P. Morgan	(103,000,000)	CSK	11/09/17	4,123,463	4,152,162	(28,699)
J.P. Morgan	(11,900,000)	MXN	06/08/17	599,496	629,288	(29,792)
Morgan Stanley	(490,000,000)	JPY	05/15/17	4,300,453	4,408,918	(108,465)
Bank of America	(150,860,000)	MXN	05/25/17	7,634,615	7,995,228	(360,613)
Bank of America	(890,000,000)	JPY	04/06/17	7,606,122	7,995,300	(389,178)
						$(854,820)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 31, 2017.
2	Variable rate security. Rate indicated is rate effective at March 31, 2017.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $329,425,662 (cost $328,984,895), or 79.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Zero coupon rate security.
5 6
The face amount is denominated in U.S. Dollars, unless otherwise indicated.
Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of March 31, 2017.

CSK	Czech Koruna
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
plc	Public Limited Company
SEK	Swedish Krona

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Investments in Securities (Assets)
Asset-Backed Securities	$—	$226,122,546	$—	$—	$226,122,546
Collateralized Mortgage Obligations	—	68,346,617	—	11,687,239	80,033,856
Commercial Paper	—	40,470,469	—	—	40,470,469
Corporate Bonds	—	53,826,643	—	—	53,826,643
Forward Foreign Currency Exchange Contracts	—	—	87,649	—	87,649
Foreign Government Bonds	—	37,313,208	—	—	37,313,208
Foreign Treasury Bills	—	20,520,193	—	—	20,520,193
Short-Term Investments	3,969,659	—	—	—	3,969,659
Total	$3,969,659	$446,599,676	$87,649	$11,687,239	$462,344,223

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$942,469	$—	$942,469

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Valuation	Unobservable	Input
Category	Level 3	Technique	Inputs	Range
Collaterized Mortgage Obligations	$ 11,687,239	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote	-

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of March 31, 2017, the Fund had securities with a total value of $703,820 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Total
Guggenheim Strategies Fund II
Assets:
Beginning Balance	$7,350,964	$7,350,964
Purchases	11,700,000	11,700,000
Sales	(6,640,869)	(6,640,869)
Total change in unrealized gains or losses included in earnings	(19,036)	(19,036)
Transfers out of Level 3	(703,820)	(703,820)
Ending Balance	$11,687,239	$11,687,239
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(12,761)	$(12,761)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[1]	2,325,530	$2,325,530
Total Short-Term Investments
(Cost $2,325,530)		2,325,530

	Face
	Amount	[5]
ASSET-BACKED SECURITIES†† - 62.4%
Collateralized Loan Obligations - 61.0%
Venture XVI CLO Ltd.
2014-16A, 2.67% due 04/15/26[2]	$ 4,700,000		4,699,789
2014-16A, 2.52% due 04/15/26[2,3]	3,750,000		3,750,000
Golub Capital Partners CLO Ltd.
2014-21A, 2.94% due 10/25/26[2,3]	2,750,000		2,749,807
2016-33A, 3.37% due 11/21/28[2,3]	2,500,000		2,491,717
2015-25A, 2.83% due 08/05/27[2,3]	1,500,000		1,500,284
TICP CLO II Ltd.
2014-2A, 2.32% due 07/20/26[2]	4,700,000		4,703,097
2014-2A, 3.08% due 07/20/26[2,3]	1,100,000		1,100,000
Octagon Investment Partners XIX Ltd.
2014-1A, 2.07% due 04/15/26[2,3]	4,700,000		4,691,818
TICP CLO Ltd.
2014-3A, 2.16% due 01/20/27	4,650,000		4,654,803
Regatta V Funding Ltd.
2014-1A, 2.60% due 10/25/26[2,3]	3,600,000		3,599,763
2014-1A, 4.19% due 10/25/26[2,3]	1,000,000		1,000,000
OHA Loan Funding Ltd.
2013-1A, 2.49% due 07/23/25[2,3]	4,600,000		4,596,705
Flagship CLO
2014-8A, 2.09% due 01/16/26[2,3]	4,500,000		4,493,989
Dryden XXXI Senior Loan Fund
2014-31A, 2.37% due 04/18/26[2,3]	2,000,000		2,000,000
2014-31A, 2.24% due 04/18/26[2]	2,000,000		1,996,519
TICP CLO III Ltd.
2014-3A, 2.57% due 01/20/27[2,3]	3,900,000		3,900,000
CIFC Funding Ltd.
2014-4A, 2.38% due 10/17/26[2,3]	2,000,000		2,001,674

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.4% (continued)
Collateralized Loan Obligations - 61.0% (continued)
2007-2A, 2.62% due 04/15/21[2,3]	1,750,000		$1,735,552
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.91% due 04/28/26[2,3]	1,200,000		1,199,989
2014-3A, 3.40% due 04/28/26[2]	1,200,000		1,196,993
2014-3A, 3.51% due 04/28/26[2,3]	1,200,000		1,195,934
Cent CLO LP
2014-21A, 2.27% due 07/27/26[2,3]	3,500,000		3,498,501
Tuolumne Grove CLO Ltd.
2014-1A, 2.38% due 04/25/26[2]	3,500,000		3,493,912
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.49% due 10/15/25[2,3]	1,500,000		1,506,333
2013-3A, 2.14% due 07/15/25[2,3]	1,050,000		1,050,352
2014-2A, 3.93% due 07/20/23[2,3]	500,000		502,695
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[2,3]	2,100,000		2,102,144
2014-1A, 3.62% due 04/15/25[2,3]	600,000		590,902
2014-1A, 4.72% due 04/15/25[2,3]	250,000		247,172
Northwoods Capital Ltd.
2014-14A, 2.33% due 11/12/25[2,3]	2,800,000		2,801,721
Voya CLO Ltd.
2013-1A, 2.16% due 04/15/24[2,3]	1,600,000		1,601,047
2015-3A, 3.97% due 10/15/22[2,3]	1,000,000		999,964
Fortress Credit BSL II Ltd.
2013-2A, due 10/19/25[4]	2,300,000		2,297,179
Steele Creek CLO Ltd.
2014-1A, 2.37% due 08/21/26[2,3]	2,300,000		2,297,069
Venture XII CLO Ltd.
2012-12A, 2.68% due 02/28/26[2,3]	2,300,000		2,293,681
Tralee CLO III Ltd.
2016-3A, 3.03% due 07/20/26[2,3]	2,200,000		2,201,483
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[2,3]	2,200,000		2,200,110

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.4% (continued)
Collateralized Loan Obligations - 61.0% (continued)
Vibrant CLO III Ltd.
2016-3A, 2.51% due 04/20/26[2,3]	2,200,000		$2,195,433
ACIS CLO Ltd.
2015-6A, 2.62% due 05/01/27[2,3]	1,000,000		1,010,054
2014-3A, 2.54% due 02/01/26[2,3]	1,000,000		1,005,063
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[2]	2,000,000		2,000,574
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.91% due 10/15/26[2,3]	2,000,000		1,999,163
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.33% due 10/20/25[2,3]	2,000,000		1,952,694
OZLM IX Ltd.
2014-9A, 2.69% due 01/20/27[2,3]	1,750,000		1,744,602
Telos CLO Ltd.
2014-5A, 2.57% due 04/17/25[2,3]	1,200,000		1,201,822
2014-5A, 3.17% due 04/17/25[2,3]	500,000		500,075
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[2,3]	1,650,000		1,655,086
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[2,3]	850,000		850,027
2007-4A, 2.04% due 11/14/21[2,3]	750,000		746,355
LCM XII, LP
2015-12A, 2.28% due 10/19/22[2,3]	1,540,320		1,544,147
ALM XIV Ltd.
2014-14A, 2.47% due 07/28/26[2,3]	1,500,000		1,500,000
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[2,3]	1,500,000		1,500,000
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[2,3]	1,500,000		1,499,678
Garrison Funding Ltd.
2015-1A, 3.55% due 05/25/27[2,3]	1,400,000		1,400,141
Golub Capital BDC CLO LLC
2014-1A, 3.54% due 04/25/26[2,3]	1,400,000		1,382,200

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.4% (continued)
Collateralized Loan Obligations - 61.0% (continued)
KVK CLO Ltd.
2014-1A, 2.34% due 05/15/26[2,3]	1,300,000		$1,298,511
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[2,3]	1,250,000		1,251,385
BNPP IP CLO Ltd.
2014-1A, 2.49% due 04/24/26[2,3]	1,200,000		1,202,908
TICP CLO I Ltd.
2014-1A, 2.53% due 04/26/26[2,3]	1,200,000		1,202,376
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/15/27[2,3]	1,100,000		1,113,112
Cent CLO Ltd.
2013-19A, 2.37% due 10/29/25[2,3]	1,100,000		1,099,841
Cereberus ICQ Levered LLC
2015-1A, 3.07% due 11/06/25[2,3]	1,000,000		1,002,166
Adirondack Park CLO Ltd.
2013-1A, 4.02% due 04/15/24[2,3]	1,000,000		1,000,797
Seneca Park CLO Limited
2014-1A, 2.28% due 07/17/26[2]	1,000,000		1,000,663
Catamaran CLO Ltd.
2016-1A, 3.10% due 12/20/23[2,3]	1,000,000		1,000,277
Marathon CLO VI Ltd.
2014-6A, 3.08% due 05/13/25[2,3]	1,000,000		1,000,137
Shackleton CLO Ltd.
2016-7A, 2.97% due 04/15/27[2,3]	1,000,000		999,952
Venture XIX CLO Ltd.
2016-19A, 3.02% due 01/15/27[2,3]	1,000,000		999,952
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[2,3]	1,000,000		999,949
OCP CLO Ltd.
2016-11A, 3.43% due 04/26/28[2,3]	1,000,000		999,942
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[2,3]	1,000,000		999,565
WhiteHorse VI Ltd.
2016-1A, 2.93% due 02/03/25[2,3]	1,000,000		999,259

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.4% (continued)
Collateralized Loan Obligations - 61.0% (continued)
PFP Ltd.
2015-2, 2.93% due 07/14/34[2,3]	1,000,000		$999,135
Monroe Capital CLO Ltd.
2014-1A, 2.84% due 10/22/26[2,3]	1,000,000		998,630
NewMark Capital Funding CLO Ltd.
2013-1A, 2.18% due 06/02/25[2,3]	1,000,000		997,035
Venture XI CLO Ltd.
2015-11A, 2.99% due 11/14/22[2,3]	1,000,000		994,085
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[2,3]	1,000,000		992,330
WhiteHorse IV Ltd.
2007-4A, 2.47% due 01/17/20[2,3]	1,000,000		985,260
Brentwood CLO Corp.
2006-1A, 1.85% due 02/01/22[2,3]	1,000,000		968,861
Gallatin CLO VII Ltd.
2014-1A, 3.07% due 07/15/23[2,3]	800,000		794,404
Black Diamond CLO Ltd.
2012-1A, 2.43% due 02/01/23[2,3]	766,073		765,070
RFTI Issuer Ltd.
2015-FL1, 2.66% due 08/15/30[2,3]	746,674		746,105
Marine Park CLO Ltd.
2015-1A, 2.33% due 05/18/23[2,3]	636,472		637,877
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[2,3]	624,042		624,130
Venture VII CDO Ltd.
2006-7A, 1.26% due 01/20/22[2,3]	622,683		618,542
CVP Cascade CLO Ltd.
2014-CLO1, 2.47% due 01/16/26[2,3]	600,000		600,678
Resource Capital Corporation Ltd.
2014-CRE2, 1.99% due 04/15/32[2,3]	492,915		492,750
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[2,3]	500,000		490,103
Lime Street CLO Ltd.
2007-1A, 2.10% due 06/20/21[2,3]	500,000		477,159

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.4% (continued)
Collateralized Loan Obligations - 1.3% (continued)
Newstar Commercial Loan Funding LLC
2014-1A, 3.63% due 04/20/25[2,3]	250,000		$248,004
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.64% due 07/25/25[2,3]	250,000		245,167
Franklin CLO VI Ltd.
2007-6A, 1.27% due 08/09/19[2,3]	156,984		156,644
Total Collateralized Loan Obligations			146,632,573
Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	2,250,000		2,241,797
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[2,3]	739,722		720,884
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.37% due 11/21/40[2,3]	100,976		100,765
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,3]	80,429		79,458
Total Collateralized Debt Obligations			3,142,904
Financial - 0.1%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/17[2]	273,163		272,622
Total Asset-Backed Securities
(Cost $149,696,880)			150,048,099
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6%
Residential Mortgage Backed Securities - 17.6%
Station Place Securitization Trust
2017-1A, 1.68% due 02/25/49†††,2,3	6,800,000		6,792,583
CSMC Series
2014-7R, 0.93% due 10/27/36[2,3]	1,732,004		1,698,571
2014-7R, 0.94% due 12/27/37[2,3]	1,701,690		1,651,299
2014-2R, 0.98% due 02/27/46[2,3]	1,576,371		1,477,701
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[2,3]	1,516,871		1,504,765
2016-3, 2.78% due 09/01/21[2,3]	1,078,176		1,064,596

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Residential Mortgage Backed Securities - 17.6% (continued)
2016-5, 2.78% due 11/01/21[2,3]	824,719		$820,526
2015-6, 2.78% due 05/01/20[2,3]	714,313		711,634
LSTAR Securities Investment Trust
2016-2, 2.78% due 03/01/21[2,3]	1,757,498		1,748,711
2015-10, 2.78% due 11/02/20[2,3]	610,624		610,433
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[2,3]	1,276,553		1,267,418
2007-1, 2.43% due 10/25/37[2,3]	1,009,629		988,557
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21,2,3	2,135,200		2,116,518
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[3]	823,493		823,757
2016-3A, 2.01% due 08/25/26[3]	707,638		703,820
2016-1A, 2.98% due 02/25/26[3]	459,379		459,379
Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[2]	2,053,045		1,913,965
GSAMP Trust
2005-HE6, 1.42% due 11/25/35[2]	1,684,850		1,656,982
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[3,6]	1,365,730		1,372,241
Structured Asset Investment Loan Trust
2005-1, 1.70% due 02/25/35[2,3]	740,823		728,172
2005-2, 1.72% due 03/25/35[2]	671,773		642,535
Ellington Loan Acquisition Trust
2007-2, 1.93% due 05/25/37[2,3]	1,212,141		1,210,999
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.94% due 03/25/36[2]	930,705		891,605
2006-NC1, 1.13% due 05/25/36[2]	307,615		291,321

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Residential Mortgage Backed Securities - 17.6% (continued)
GSMSC Resecuritization Trust
2014-3R, 0.96% due 11/26/36[2,3]	1,135,612		$1,097,442
Encore Credit Receivables Trust
2005-4, 1.42% due 01/25/36[2]	1,100,000		1,078,209
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[3,6]	980,938		978,470
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[2,3,6]	954,215		960,187
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[3,6]	928,983		931,002
Aames Mortgage Investment Trust
2006-1, 1.30% due 04/25/36[2]	895,160		861,762
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	852,760		861,098
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[2,3]	827,817		823,701
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[2,3]	749,886		748,769
New Century Home Equity Loan Trust Series
2005-C, 1.23% due 12/25/35[2]	477,397		467,449
Accredited Mortgage Loan Trust
2007-1, 1.11% due 02/25/37[2]	347,718		340,478
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[2]	15		15
Total Residential Mortgage Backed Securities			42,296,670
Commercial Mortgage Backed Securities - 6.0%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.76% due 12/15/27[2,3]	3,000,000		3,001,875

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Commercial Mortgage Backed Securities - 6.0%
Cosmopolitan Hotel Trust
2016-CSMO, 2.31% due 11/15/33[2,3]	2,700,000		$2,721,964
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.01% due 06/15/28[2,3]	1,000,000		982,429
2014-ICTS, 2.31% due 06/15/28[2,3]	1,000,000		968,042
2014-ICTS, 2.81% due 06/15/28[2,3]	500,000		482,816
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.16% due 02/15/33[2,3]	2,200,000		2,231,553
Morgan Stanley Capital I Trust
2015-XLF1, 3.09% due 08/14/31[2,3]	2,000,000		2,002,876
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.87% due 07/15/31[2,3]	1,000,000		988,925
2014-FL5, 1.89% due 07/15/31[2,3]	621,298		622,622
BLCP Hotel Trust
2014-CLRN, 2.26% due 08/15/29[2,3]	500,000		497,670
Total Commercial Mortgage Backed Securities			14,500,772
Total Collateralized Mortgage Obligations
(Cost $63,434,582)			56,797,442
CORPORATE BONDS†† - 10.9%
Financial - 8.1%
Credit Agricole S.A.
2.08% due 06/10/20[2,3]	2,350,000		2,361,219
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[2,3]	2,200,000		2,217,626
Capital One North America/Mclean VA
2.19% due 08/17/18[2]	1,500,000		1,514,684
1.88% due 09/13/19[2]	650,000		654,181

	Face
	Amount	[5]	Value
CORPORATE BONDS†† - 10.9% (continued)
Royal Bank of Canada
1.73% due 04/15/19[2]	2,100,000		$2,113,457
Morgan Stanley
2.41% due 02/01/19[2]	2,000,000		2,032,582
National Bank of Canada
1.96% due 12/14/18[2]	2,000,000		2,012,624
US Bank North America/Cincinnati OH
1.62% due 01/29/18[2]	2,000,000		2,007,772
Santander UK plc
2.60% due 03/14/19[2]	1,900,000		1,932,285
Fifth Third Bank/Cincinnati OH
1.97% due 08/20/18[2]	1,500,000		1,508,955
Bank of America North America
1.86% due 12/07/18[2]	750,000		755,700
Goldman Sachs Group, Inc.
2.24% due 04/30/18[2]	360,000		363,186
Total Financial			19,474,271
Consumer, Non-cyclical - 1.1%
Tenet Healthcare Corp.
4.63% due 06/15/20[2]	1,000,000		1,005,000
6.25% due 11/01/18	200,000		209,875
AmerisourceBergen Corp.
1.15% due 05/15/17	800,000		799,752
HCA, Inc.
4.25% due 10/15/19	550,000		569,250
Total Consumer, Non-cyclical			2,583,877
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.74% due 08/03/17[2,3]	1,000,000		1,002,243

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
CORPORATE BONDS†† - 10.9% (continued)
Lennar Corp.
4.50% due 06/15/19	850,000		$873,375
Total Consumer, Cyclical			1,875,618
Communications - 0.5%
Level 3 Financing, Inc.
4.76% due 01/15/18[2]	1,080,000		1,085,400
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19	900,000		931,500
Utilities - 0.0%
AES Corp.
4.05% due 06/01/19[2]	62,000		62,000
Total Corporate Bonds
(Cost $19,052,409)			26,012,666
FOREIGN TREASURY BILLS†† - 2.7%
Republic of Italy
due 05/12/17[4]	EUR 4,375,000		4, 669,689
Government of Japan
due 05/15/17[4]	JPY 200,000,000		1,797,012
Total Foreign Treasury Bills
(Cost $6,395,480)			6,466,701
FOREIGN GOVERNMENT BONDS†† - 2.5%
Government of Japan
due 04/06/17[4]	JPY 260,000,000		2,335,519
Czech Republic
due 11/09/17[4]	CSK 58,000,000		2,305,623
Republic of Portugal
due 05/19/17[4]	EUR 1,180,000		1,259,449
Total Foreign Government Bonds
(Cost $5,752,415)			5,900,591
SENIOR FLOATING RATE INTERESTS††,2 - 1.7%
Financial - 0.5%
Fly Leasing Ltd.
3.79% due 02/09/22	1,243,503		1,246,611
Communications - 0.5%
Sprint Communications, Inc.
3.50% due 02/02/24	1,150,000		1,149,184

	Face
	Amount	[5]	Value
SENIOR FLOATING RATE INTERESTS††,2 - 1.7% (continued)
Technology - 0.4%
First Data Corp.
3.98% due 03/24/21	585,226		$589,509
Infor (US), Inc.
3.90% due 02/01/22	280,489		279,387
Total Technology			868,896
Consumer, Cyclical - 0.3%
Smart & Final Stores LLC
4.58% due 11/15/22	600,000		588,750
Advantage Sales & Marketing LLC
4.25% due 07/23/21	198,982		196,744
Total Consumer, Cyclical			785,494
Total Senior Floating Rate Interests
(Cost $4,046,571)			4,050,185
COMMERCIAL PAPER†† - 6.2%
General Mills Inc.
1.08% due 04/04/17[3]	3,500,000		3,499,686
Whirlpool Corp
1.16% due 04/26/17[3]	3,500,000		3,497,083
Aon Corp
1.17% due 04/28/17	3,500,000		3,496,929
McDonald's Corp
1.18% due 04/27/17[3]	2,500,000		2,497,869
Wal-Mart Stores Inc.
0.70% due 04/03/17[3]	2,000,000		1,999,922
Total Commercial Paper
(Cost $14,991,489)			14,991,489
Total Investments – 111.0%
(Cost $265,695,356)			$266,592,703
Other Assets & Liabilities, net - (11.0)%			(26,308,651)
Total Net Assets - 100.0%			$240,284,052

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Depreciation
Goldman Sachs	(1,180,000)	EUR	05/19/17	$1,252,747	$1,261,854	$(9,107)
JP Morgan	(58,000,000)	CSK	11/09/17	2,321,951	2,338,111	(16,160)
Goldman Sachs	(4,375,000)	EUR	05/12/17	4,657,761	4,676,846	(19,085)
Morgan Stanley	(200,000,000)	JPY	05/15/17	1,755,286	1,799,558	(44,272)
Bank of America	(260,000,000)	JPY	04/06/17	2,222,014	2,335,706	(113,692)
						$(202,316)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 31, 2017.
2	Variable rate security. Rate indicated is rate effective at March 31, 2017.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $208,848,872 (cost $208,406,016), or 86.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Zero coupon rate security.
5 6
The face amount is denominated in U.S. Dollars, unless otherwise indicated.
Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of March 31, 2017.

4	Zero coupon rate security.
5	The face amount is denominated in U.S. Dollars, unless otherwise indicated.

CSK	Czech Koruna
EUR	Euro
JPY	Japanese Yen
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$150,048,099	$—	$—	$150,048,099
Collateralized Mortgage Obligations	—	50,004,859	—	6,792,583	56,797,442
Commercial Paper	—	14,991,489	—	—	14,991,489
Corporate Bonds	—	26,012,666	—	—	26,012,666
Foreign Government Bonds	—	5,900,591	—	—	5,900,591
Foreign Treasury Bills	—	6,466,701	—	—	6,466,701
Senior Floating Rate Interests	—	4,050,185	—	—	4,050,185
Short-Term Investments	2,325,530	—	—	—	2,325,530
Total	$2,325,530	$257,474,590	$—	$6,792,583	$266,592,703

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$202,316	$—	$202,316

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Valuation	Unobservable	Input
Category	Level 3	Technique	Inputs	Range
Collaterized Mortgage Obligations	$ 6,792,583	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote	-

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of March 31, 2017, the Fund had securities with a total value of $703,820 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Total
Guggenheim Strategies Fund III
Assets:
Beginning Balance	$954,102	$954,102
Purchases	6,800,000	6,800,000
Sales	(240,869)	(240,869)
Total change in unrealized gains or losses included in earnings	(16,830)	(16,830)
Transfers out of Level 3	(703,820)	(703,820)
Ending Balance	$6,792,583	$6,792,583
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(7,417)	$(7,417)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[1]	2,972,753	$2,972,753
Total Short-Term Investments
(Cost $2,972,753)		2,972,753

	Face
	Amount	[5]
ASSET-BACKED SECURITIES†† - 62.3%
Collateralized Loan Obligations - 60.7%
Venture XVI CLO Ltd.
2014-16A, 2.67% due 04/15/26[3]	$ 2,600,000		2,599,884
2014-16A, 2.52% due 04/15/26[2,3]	2,250,000		2,250,000
TICP CLO II Ltd.
2014-2A, 2.32% due 07/20/26[3]	2,600,000		2,601,714
2014-2A, 3.08% due 07/20/26[2,3]	1,100,000		1,100,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.77% due 04/28/26[2,3]	1,000,000		999,991
2014-3A, 3.40% due 04/28/26[2]	1,000,000		997,494
2014-3A, 3.37% due 04/28/26[2,3]	1,000,000		996,612
Octagon Investment Partners XIX Ltd.
2014-1A, 2.07% due 04/15/26[2,3]	2,700,000		2,695,300
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[2,3]	1,500,000		1,495,030
2015-25A, 2.83% due 08/05/27[2,3]	1,200,000		1,200,227
Seneca Park CLO Limited
2014-1A, 2.28% due 07/17/26[3]	2,600,000		2,601,723
OHA Loan Funding Ltd.
2013-1A, 2.49% due 07/23/25[2,3]	2,600,000		2,598,137
Flagship CLO
2014-8A, 2.09% due 01/16/26[2,3]	2,600,000		2,596,527
Fortress Credit BSL II Ltd.
2013-2A, 2.30% due 10/19/25[3]	2,500,000		2,496,933
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[2]	2,000,000		2,000,574
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.91% due 10/15/26[2,3]	2,000,000		1,999,162
Cent CLO LP
2014-21A, 2.27% due 07/27/26[2,3]	2,000,000		1,999,144

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.3% (continued)
Collateralized Loan Obligations - 60.7% (continued)
Dryden XXXI Senior Loan Fund
2014-31A, 2.37% due 04/18/26[2,3]	1,000,000		$1,000,000
2014-31A, 2.24% due 04/18/26[3]	1,000,000		998,260
FS Senior Funding Ltd.
2015-1A, 2.68% due 05/28/25[2,3]	1,850,000		1,850,093
CIFC Funding Ltd.
2007-2A, 2.48% due 04/15/21[2,3]	1,750,000		1,735,552
Northwoods Capital Ltd.
2014-14A, 2.33% due 11/12/25[2,3]	1,600,000		1,600,983
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.35% due 10/15/25[2,3]	1,000,000		1,004,222
2014-2A, 3.78% due 07/20/23[2,3]	550,000		552,964
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[2,3]	1,500,000		1,504,623
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[2,3]	750,000		750,024
2007-4A, 2.04% due 11/14/21[2,3]	750,000		746,355
Tralee CLO III Ltd.
2016-3A, 3.03% due 07/20/26[2,3]	1,300,000		1,300,877
Northwoods Capital X Ltd.
2013-10A, 2.25% due 11/04/25[2,3]	1,300,000		1,300,481
Steele Creek CLO Ltd.
2014-1A, 2.37% due 08/21/26[2,3]	1,300,000		1,298,344
Vibrant CLO III Ltd.
2016-3A, 2.51% due 04/20/26[2,3]	1,300,000		1,297,301
Telos CLO Ltd.
2014-5A, 2.57% due 04/17/25[2,3]	1,000,000		1,001,519
2014-5A, 3.17% due 04/17/25[2,3]	250,000		250,038
Marea CLO Ltd.
2015-1A, 2.68% due 10/15/23[2,3]	1,250,000		1,249,732
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[2,3]	500,000		500,511
2014-1A, 3.62% due 04/15/25[2,3]	500,000		492,418
2014-1A, 4.58% due 04/15/25[2,3]	250,000		247,172
Lime Street CLO Ltd.
2007-1A, 2.10% due 06/20/21[2,3]	1,250,000		1,192,896

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.3% (continued)
Collateralized Loan Obligations - 60.7% (continued)
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/15/27[2,3]	1,000,000		$1,011,920
ACIS CLO Ltd.
2015-6A, 2.62% due 05/01/27[2,3]	1,000,000		1,010,054
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[2,3]	1,000,000		1,001,108
TICP CLO Ltd.
2014-3A, % due 01/20/27	1,000,000		1,001,033
Regatta V Funding Ltd.
2014-1A, 4.19% due 10/25/26[2,3]	1,000,000		1,000,000
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[2,3]	1,000,000		1,000,000
ALM XIV Ltd.
2014-14A, 2.47% due 07/28/26[2,3]	1,000,000		1,000,000
Cent CLO Ltd.
2013-19A, 2.37% due 10/29/25[2,3]	1,000,000		999,855
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[2,3]	1,000,000		999,565
WhiteHorse VI Ltd.
2016-1A, 2.93% due 02/03/25[2,3]	1,000,000		999,259
PFP Ltd.
2015-2, 2.93% due 07/14/34[2,3]	1,000,000		999,135
KVK CLO Ltd.
2014-1A, 2.34% due 05/15/26[2,3]	1,000,000		998,855
Monroe Capital CLO Ltd.
2014-1A, 2.84% due 10/22/26[2,3]	1,000,000		998,630
Tuolumne Grove CLO Ltd.
2014-1A, 2.38% due 04/25/26[2,3]	1,000,000		998,260
NewMark Capital Funding CLO Ltd.
2013-1A, 2.18% due 06/02/25[2,3]	1,000,000		997,035
OZLM IX Ltd.
2017-9A, 2.69% due 01/20/27[2,3]	1,000,000		996,915
Venture XI CLO Ltd.
2015-11A, 2.99% due 11/14/22[2,3]	1,000,000		994,085
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[2,3]	1,000,000		992,330

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.3% (continued)
Collateralized Loan Obligations - 60.7% (continued)
Golub Capital BDC CLO LLC
2014-1A, 3.54% due 04/25/26[2,3]	1,000,000		$987,286
WhiteHorse IV Ltd.
2007-4A, 2.33% due 01/17/20[2,3]	1,000,000		985,260
LCM XII, LP
2015-12A, 2.28% due 10/19/22[2,3]	770,160		772,073
Marathon CLO VI Ltd.
2014-6A, 3.08% due 05/13/25[2,3]	750,000		750,103
Venture VII CDO Ltd.
2006-7A, 1.26% due 01/20/22[2,3]	622,683		618,542
BNPP IP CLO Ltd.
2014-1A, 2.49% due 04/24/26[2,3]	600,000		601,454
TICP CLO I Ltd.
2014-1A, 2.53% due 04/26/26[2,3]	600,000		601,188
Resource Capital Corporation Ltd.
2014-CRE2, 1.99% due 04/15/32[2,3]	526,523		526,347
Black Diamond CLO Ltd.
2012-1A, 2.43% due 02/01/23[2,3]	510,716		510,046
CVP Cascade CLO Ltd.
2014-CLO1, 2.47% due 01/16/26[2,3]	500,000		500,565
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[2,3]	500,000		490,103
Cerberus Onshore II CLO LLC
2014-1A, 3.02% due 10/15/23[2,3]	346,690		346,739
Newstar Commercial Loan Funding LLC
2014-1A, 3.63% due 04/20/25[2,3]	250,000		248,004
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.64% due 07/25/25[2,3]	250,000		245,167
Franklin CLO VI Ltd.
2007-6A, 1.27% due 08/09/19[2,3]	156,984		156,644
Total Collateralized Loan Obligations			81,440,377
Collateralized Debt Obligations - 1.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,250,000		1,245,443
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[2,3]	616,435		600,737

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
ASSET-BACKED SECURITIES†† - 62.3% (continued)
Collateralized Debt Obligations - 1.4% (continued)
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,3]	40,215		$39,729
Total Collateralized Debt Obligations			1,885,909
FINANCIAL 0.2%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[2]	246,294		245,806
Total Asset-Backed Securities
(Cost $83,327,487)			83,572,092
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9%
Residential Mortgage Backed Securities - 19.2%
CSMC Series
2014-7R, 0.94% due 12/27/37[2,3]	1,701,690		1,651,300
2014-7R, 0.93% due 10/27/36[2,3]	1,674,270		1,641,952
2014-2R, 0.98% due 02/27/46[2,3]	1,331,157		1,247,836
Station Place Securitization Trust
2017-1A, 1.68% due 02/25/49†††,2,3	4,000,000		3,995,637
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[2,3]	939,016		931,521
2016-5, 2.78% due 11/01/21[2,3]	824,719		820,526
GSAMP Trust
2005-HE6, 1.42% due 11/25/35[2]	1,611,596		1,584,940
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	700,561		696,782
2016-1A, 2.98% due 02/25/26[3]	459,379		459,379
2015-2A, 2.88% due 11/25/25[3]	337,843		337,951
Structured Asset Investment Loan Trust
2005-1, 1.70% due 02/25/35[2,3]	697,245		685,338
2005-2, 1.72% due 03/25/35[2]	671,773		642,535
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[2,3]	973,642		966,676
2007-1, 2.43% due 10/25/37[2,3]	325,687		318,889
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21,2,3	1,261,709		1,250,669

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9% (continued)
Residential Mortgage Backed Securities - 19.2% (continued)
Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[2]	1,328,441		$1,238,448
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[2,3]	1,124,829		1,123,154
GSMSC Resecuritization Trust
2014-3R, 0.96% due 11/26/36[2,3]	1,135,612		1,097,442
Encore Credit Receivables Trust
2005-4, 1.42% due 01/25/36[2]	1,100,000		1,078,209
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[2,3,6]	954,215		960,187
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[3,6]	887,724		891,957
Ellington Loan Acquisition Trust
2007-2, 1.93% due 05/25/37[2,3]	688,717		688,068
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	568,506		574,065
New Century Home Equity Loan Trust Series
2005-C, 1.23% due 12/25/35[2]	393,150		384,958
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 1.13% due 05/25/36[2]	307,615		291,321
Accredited Mortgage Loan Trust
2007-1, 1.11% due 02/25/37[2]	181,418		177,641
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[2]	11		11
Total Residential Mortgage Backed Securities			25,737,392
Commercial Mortgage Backed Securities - 5.7%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.80% due 06/15/28[2,3]	1,000,000		982,429
2014-ICTS, 2.10% due 06/15/28[2,3]	1,000,000		968,042
2014-ICTS, 2.60% due 06/15/28[2,3]	500,000		482,816

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.9% (continued)
Commercial Mortgage Backed Securities - 5.7% (continued)
Cosmopolitan Hotel Trust
2016-CSMO, 2.31% due 11/15/33[2,3]	1,700,000		$1,713,829
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.87% due 07/15/31[2,3]	1,000,000		988,925
2014-FL5, 1.89% due 07/15/31[2,3]	621,298		622,622
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.16% due 02/15/33[2,3]	1,400,000		1,420,079
BLCP Hotel Trust
2014-CLRN, 2.05% due 08/15/29[2,3]	500,000		497,670
Total Commercial Mortgage Backed Securities			7,676,412
Total Collateralized Mortgage Obligations
(Cost $33,313,120)			33,413,804
CORPORATE BONDS†† - 11.0%
Financial - 8.0%
Credit Agricole S.A.
2.08% due 06/10/20[2,3]	1,350,000		1,356,445
Morgan Stanley
2.41% due 02/01/19[2]	1,300,000		1,321,178
Capital One North America/Mclean VA
2.19% due 08/17/18[2]	1,200,000		1,211,747
1.88% due 09/13/19[2]	100,000		100,643
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[2,3]	1,300,000		1,310,416
Royal Bank of Canada
1.59% due 04/15/19[2]	1,300,000		1,308,330
Fifth Third Bank/Cincinnati OH
1.97% due 08/20/18[2]	1,300,000		1,307,761
US Bank North America/Cincinnati OH
1.62% due 01/29/18[2]	1,300,000		1,305,052
Santander UK plc
2.60% due 03/14/19[2]	1,200,000		1,220,390
Goldman Sachs Group, Inc.
2.24% due 04/30/18[2]	300,000		302,655
Total Financial			10,744,617
Consumer, Non-cyclical - 0.9%
Tenet Healthcare Corp.
6.25% due 11/01/18	650,000		682,094
AmerisourceBergen Corp.
1.15% due 05/15/17	300,000		299,907

	Face
	Amount	[5]	Value
CORPORATE BONDS†† - 11.0% (continued)
Consumer, Non-cyclical - 0.9% (continued)
HCA, Inc.
4.25% due 10/15/19	200,000		$207,000
Total Consumer, Non-cyclical			1,189,001
Communications - 0.8%
Level 3 Financing, Inc.
4.76% due 01/15/18[2]	650,000		653,250
Anixter, Inc.
5.63% due 05/01/19	350,000		367,063
Total Communications			1,020,313
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.74% due 08/03/17[2,3]	1,000,000		1,002,243
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	650,000		672,750
Utilities - 0.0%
AES Corp.
4.05% due 06/01/19[2]	44,000		44,000
Total Corporate Bonds
(Cost $14,589,044)			14,672,924
FOREIGN TREASURY BILLS†† - 2.4%
Republic of Italy
due 05/12/17[4]	EUR 2,445,000		2,609,689
Government of Japan
due 05/01/17[4]	JPY 70,000,000		628,897
Total Foreign Treasury Bills
(Cost $3,260,856)			3,238,586
FOREIGN GOVERNMENT BONDS†† - 2.3%
Czech Republic
due 11/09/17[4]	CSK 33,000,000		1,311,820
Kingdom of Spain
due 05/12/17[4]	EUR 1,065,000		1,136,807
Republic of Portugal
due 05/19/17[4]	EUR 615,000		656,408
Total Foreign Government Bonds
(Cost $3,074,541)			3,105,035
SENIOR FLOATING RATE INTERESTS††,2 - 2.2%
Technology - 1.2%
Ciena Corp.
3.48% due 01/28/22	800,000		806,000
First Data Corp.
3.98% due 03/24/21	630,243		634,856
Infor (US), Inc.
3.90% due 02/01/22	169,855		169,188
Total Technology			1,610,044
Communications - 0.5%
Sprint Communications, Inc.
3.50% due 02/02/24	650,000		649,539
Financial - 0.5%
Fly Leasing Ltd.
3.79% due 02/09/22	625,894		627,459
Total Senior Floating Rate Interests
(Cost $2,868,925)			2,887,042

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

	Face
	Amount	[5]	Value
COMMERCIAL PAPER †† - 3.7%
Financial - 3.7%
General Mills Inc.[3]
1.08% due 04/04/17	$2,000,000		$1,999,819
Hyundai Capital America[3]
1.20% due 04/18/17	2,000,000		1,998,867

	Face		Value
	Amount	[5]
COMMERCIAL PAPER †† - 3.7% (continued)
Financial - 3.7% (continued)
Aon Corp
1.17% due 04/28/17	$1,000,000		$999,123
Total Commercial Paper
(Cost $4,997,809)			4,997,809
Total Investments - 111.0%
(Cost $148,404,535)			$148,860,045
Other Assets & Liabilities, net - (11.0)%			(14,766,489)
Total Net Assets - 100.0%			$134,093,556

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs	(3,510,000)	EUR	05/12/17	$3,776,573	$3,752,167	$24,406
Goldman Sachs	(615,000)	EUR	05/19/17	650,073	657,661	(7,588)
JP Morgan	(33,000,000)	CSK	11/09/17	1,321,109	1,330,304	(9,195)
Deutsche Bank	(70,000,000)	JPY	05/01/17	618,096	629,521	(11,425)
						$(3,802)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 input, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of March 31, 2017.
2	Variable rate security. Rate indicated is rate effective at March 31, 2017.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $116,008,210 (cost $115,763,832), or 86.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Zero coupon rate security.
5 6
The face amount is denominated in U.S. Dollars, unless otherwise indicated.
Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of March 31, 2017.

CSK	Czech Koruna
EUR	Euro
JPY	Japanese Yen
plc	Public Limited Company

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017

The following table summarizes the inputs used to value the Fund's investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$83,572,092	$—	$—	$83,572,092
Collateralized Mortgage Obligations	—	29,418,167	—	3,995,637	33,413,804
Commercial Paper	—	4,997,809	—	—	4,997,809
Corporate Bonds	—	14,672,924	—	—	14,672,924
Forward Foreign Currency Exchange Contracts	—	—	24,406	—	24,406
Foreign Government Bonds	—	3,105,035	—	—	3,105,035
Foreign Treasury Bills	—	3,238,586	—	—	3,238,586
Senior Floating Rate Interests	—	2,887,042	—	—	2,887,042
Short-Term Investments	2,972,753	—	—	—	2,972,753
Total	$2,972,753	$141,891,655	$24,406	$3,995,637	$148,884,451

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$28,208	$—	$28,208

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Valuation	Unobservable	Input
Category	Level 3	Technique	Inputs	Range
Collaterized Mortgage Obligations	$ 3,995,637	Option adjusted spread off the prior month end broker quote over the 3 month LIBOR	Indicative Quote	-

Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of March 31, 2017, the Fund had securities with a total value of $696,782 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Total
Guggenheim Variable Insurance Strategies Fund III
Assets:
Beginning Balance	$944,561	$944,561
Purchases	4,000,000	4,000,000
Sales	(238,461)	(238,461)
Total change in unrealized gains or losses included in earnings	(13,681)	(13,681)
Transfers out of Level 3	(696,782)	(696,782)
Ending Balance	$3,995,637	$3,995,637
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(4,363)	$(4,363)

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS:
Investments, at value	$469,021,874
(cost $467,371,336)
Repurchase agreements, at value	4,207,000
(cost $4,207,000)
Total investments	473,228,874
(cost $471,578,336)
Segregated cash with broker	885,000
Unrealized appreciation on forward foreign currency exchange contracts	120,788
Cash	26,241
Prepaid expenses	1,891
Receivables:
Interest	773,810
Other assets	2,468
Total assets	475,039,072
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	986,207
Payable for:
Securities purchased	36,292,417
Fund shares redeemed	4,900,000
Fund accounting/administration fees	10,770
Trustees' fees*	5,990
Miscellaneous	194,225
Total liabilities	42,389,609
NET ASSETS	$432,649,463
NET ASSETS CONSIST OF:
Paid in capital	$431,833,729
Distributions in excess of net investment income	(278,190)
Accumulated net realized gain on investments	308,805
Net unrealized appreciation on investments	785,119
Net assets	$432,649,463
Capital shares outstanding	17,271,667
Net asset value per share	$25.05

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS:
Investments, at value
(cost $460,375,152)	$462,256,574
Segregated cash with broker	1,180,000
Unrealized depreciation on forward foreign currency exchange contracts	87,649
Prepaid expenses	838
Receivables:
Interest	1,041,104
Other assets	2,041
Total assets	464,568,206
LIABILITIES:
Overdraft due to custodian bank	992,783
Unrealized depreciation on forward foreign currency exchange contracts	942,469
Payable for:
Securities purchased	44,950,000
Fund shares redeemed	1,800,000
Fund accounting fees	7,008
Trustees' fees*	154
Miscellaneous	219,456
Total liabilities	48,911,870
NET ASSETS	$415,656,336
NET ASSETS CONSIST OF:
Paid in capital	$414,527,004
Distributions in excess of net investment income	(246,075)
Accumulated net realized gain on investments	348,805
Net unrealized appreciation on investments	1,026,602
Net assets	$415,656,336
Capital shares outstanding	16,629,080
Net asset value per share	$25.00

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS:
Investments, at value
(cost $265,695,356)	$266,592,703
Cash	10,933
Prepaid expenses	388
Receivables:
Securities sold	830,356
Interest	748,632
Other assets	1,587
Total assets	268,184,599
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	202,316
Payable for:
Securities purchased	27,650,000
Fund accounting/administration fees	7,478
Trustees' fees*	1,653
Miscellaneous	39,100
Total liabilities	27,900,547
NET ASSETS	$240,284,052
NET ASSETS CONSIST OF:
Paid in capital	$239,591,422
Distributions in excess of net investment income	(147,237)
Accumulated net realized gain on investments	144,836
Net unrealized appreciation on investments	695,031
Net assets	$240,284,052
Capital shares outstanding	9,609,118
Net asset value per share	$25.01

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS:
Investments, at value
(cost $148,404,535)	$148,860,045
Cash	5,855
Unrealized depreciation on forward foreign currency exchange contracts	24,406
Prepaid expenses	64
Receivables:
Securities sold	436,041
Interest	414,892
Other assets	1,342
Total assets	149,742,645
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	28,208
Payable for:
Securities purchased	15,600,000
Fund accounting/administration fees	17,192
Trustees' fees*	598
Miscellaneous	3,091
Total liabilities	15,649,089
NET ASSETS	$134,093,556
NET ASSETS CONSIST OF:
Paid in capital	$133,542,783
Distributions in excess of net investment income	(3,374)
Accumulated net realized gain on investments	102,439
Net unrealized appreciation on investments	451,708
Net assets	$134,093,556
Capital shares outstanding	5,348,999
Net asset value per share	$25.07

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2017

INVESTMENT INCOME:
Interest	$3,640,206
Total investment income	3,640,206

EXPENSES:
Line of credit fees	57,592
Fund accounting/administration fees	49,863
Legal fees	33,700
Professional fees	20,761
Trustees' fees*	13,243
Custodian fees	8,707
Transfer agent fees	5,984
Miscellaneous	9,545
Total expenses	199,395
Net investment income	3,440,811

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(475,597)
Foreign currency	21,423
Forward currency exchange contracts	872,037
Net realized gain	417,863

Net change in unrealized appreciation (depreciation) on:
Investments	1,553,115
Forward foreign currency exchange contracts	(830,332)
Net change in unrealized appreciation (depreciation)	722,783
Net realized and unrealized gain	1,140,646
Net increase in net assets resulting from operations	$4,581,457

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2017

INVESTMENT INCOME:
Interest	$4,493,253
Total investment income	4,493,253

EXPENSES:
Line of credit fees	60,463
Fund accounting/administration fees	49,863
Legal fees	21,194
Professional fees	14,242
Trustees' fees*	8,836
Custodian fees	8,392
Transfer agent fees	5,984
Miscellaneous	10,888
Total expenses	179,862
Net investment income	4,313,391

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(358,979)
Foreign currency	(4,884)
Forward currency exchange contracts	761,683
Net realized gain	397,820

Net change in unrealized appreciation (depreciation) on:
Investments	1,483,300
Forward foreign currency exchange contracts	(823,910)
Net change in unrealized appreciation (depreciation)	659,390
Net realized and unrealized gain	1,057,210
Net increase in net assets resulting from operations	$5,370,601

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2017

INVESTMENT INCOME:
Interest	$3,298,447
Total investment income	3,298,447

EXPENSES:
Fund accounting/administration fees	49,862
Line of credit fees	35,481
Professional fees	19,774
Legal fees	11,986
Custodian fees	8,126
Trustees' fees*	6,718
Transfer agent and administrative fees	5,984
Miscellaneous	9,002
Total expenses	146,933
Net investment income	3,151,514

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(307,843)
Foreign currency	(10,080)
Forward currency exchange contracts	595,672
Net realized gain	277,749

Net change in unrealized appreciation (depreciation) on:
Investments	304,887
Foreign currency	(44,272)
Forward foreign currency exchange contracts	(139,665)
Net change in unrealized appreciation (depreciation)	120,950
Net realized and unrealized gain	398,699
Net increase in net assets resulting from operations	$3,550,213

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2017

INVESTMENT INCOME:
Interest	$1,966,474
Total investment income	1,966,474

EXPENSES:
Fund accounting/administration fees	33,126
Line of credit fees	22,134
Professional fees	15,682
Legal fees	11,095
Trustees' fees*	6,061
Transfer agent fees	5,984
Custodian fees	3,737
Miscellaneous	8,370
Total expenses	106,189
Net investment income	1,860,285

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(255,865)
Foreign currency	14,692
Forward currency exchange contracts	376,105
Net realized gain	134,932

Net change in unrealized appreciation (depreciation) on:
Investments	146,534
Forward foreign currency exchange contracts	7,476
Net change in unrealized appreciation (depreciation)	154,010
Net realized and unrealized gain	288,942
Net increase in net assets resulting from operations	$2,149,227

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2017	Year Ended September 30,
	(Unaudited)	2016
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,440,811	$8,849,455
Net realized gain on investments	417,863	339,545
Net change in unrealized appreciation (depreciation) on investments	722,783	1,386,688
Net increase in net assets resulting from operations	4,581,457	10,575,688

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,681,072)	(8,848,857)
Total distributions to shareholders	(3,681,072)	(8,848,857)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	193,471,947	2,604,382,442
Distributions reinvested	2,800,554	8,483,287
Cost of shares redeemed	(171,894,733)	(3,164,411,284)
Net increase (decrease) from capital share transactions	24,377,768	(551,545,555)
Net increase (decrease) in net assets	25,278,153	(549,818,724)

NET ASSETS:
Beginning of period	407,371,310	957,190,034
End of period	$432,649,463	$407,371,310

Distributions in excess of net investment income at end of period	$(278,190)	$(37,929)

CAPITAL SHARE ACTIVITY:
Shares sold	7,733,477	104,787,158
Shares issued from reinvestment of distributions	115,016	337,719
Shares redeemed	(6,871,814)	(127,301,043)
Net increase (decrease) in shares	976,679	(22,176,166)

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,313,391	$7,028,403
Net realized gain on investments	397,820	150,519
Net change in unrealized appreciation (depreciation) on investments	659,390	1,274,819
Net increase in net assets resulting from operations	5,370,601	8,453,741

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,546,076)	(7,028,410)
Total distributions to shareholders	(4,546,076)	(7,028,410)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	181,459,999	612,483,382
Distributions reinvested	3,436,852	6,683,053
Cost of shares redeemed	(129,697,001)	(615,030,616)
Net increase from capital share transactions	55,199,850	4,135,819
Net increase in net assets	56,024,375	5,561,150

NET ASSETS:
Beginning of period	359,631,961	354,070,811
End of period	$415,656,336	$359,631,961

Distributions in excess of net investment income at end of period	$(246,075)	$(13,390)

CAPITAL SHARE ACTIVITY:
Shares sold	7,269,374	24,710,445
Shares issued from reinvestment of distributions	137,642	269,447
Shares redeemed	(5,196,416)	(24,810,179)
Net increase in shares	2,210,600	169,713

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,151,514	$5,040,811
Net realized gain on investments	277,749	36,694
Net change in unrealized appreciation on investments	120,950	1,000,274
Net increase in net assets resulting from operations	3,550,213	6,077,779

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,292,194)	(5,040,828)
Total distributions to shareholders	(3,292,194)	(5,040,828)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	24,769,974	68,951,000
Distributions reinvested	3,219,176	5,011,842
Cost of shares redeemed	(4,700,000)	(15,951,000)
Net increase from capital share transactions	23,289,150	58,011,842
Net increase in net assets	23,547,169	59,048,793

NET ASSETS:
Beginning of period	216,736,883	157,688,090
End of period	$240,284,052	$216,736,883

Distributions in excess of net investment income at end of period	$(147,237)	$(6,557)

CAPITAL SHARE ACTIVITY:
Shares sold	991,340	2,777,995
Shares issued from reinvestment of distributions	128,237	202,642
Shares redeemed	(188,021)	(642,283)
Net increase in shares	931,556	2,338,354

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,860,285	$3,140,109
Net realized gain on investments	134,932	80,297
Net change in unrealized appreciation (depreciation) on investments	154,010	651,622
Net increase in net assets resulting from operations	2,149,227	3,872,028

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,860,285)	(3,141,768)
Total distributions to shareholders	(1,860,285)	(3,141,768)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	4,300,000
Distributions reinvested	1,860,285	3,141,768
Cost of shares redeemed	(333,279)	(3,700,000)
Net increase from capital share transactions	1,527,006	3,741,768
Net increase in net assets	1,815,948	4,472,028

NET ASSETS:
Beginning of period	132,277,608	127,805,580
End of period	$134,093,556	$132,277,608

Distributions in excess of net investment income at end of period	$(3,374)	$(3,374)

CAPITAL SHARE ACTIVITY:
Shares sold	–	174,370
Shares issued from reinvestment of distributions	74,958	126,580
Shares redeemed	(13,986)	(149,275)
Net increase in shares	60,972	151,675

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.00	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income[c]	.21	.34	.28	.11
Net gain (loss) on investments (realized and unrealized)	.06	.12	(.02)	(.05)
Total from investment operations	.27	.46	.26	(.06)
Less distributions from:
Net investment income	(.22)	(.34)	(.28)	(.12)
Net realized gains	—	—	—	(.04)
Total distributions	(.22)	(.34)	(.28)	(.16)
Net asset value, end of period	$25.05	$25.00	$24.88	$24.90

Total Return	1.10%	1.95%	1.06%	0.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$432,649	$407,371	$957,190	$659,541
Ratios to average net assets:
Net investment income	1.67%	1.37%	1.14%	0.82%
Total expenses[d]	0.10%	0.07%	0.04%	0.06%
Net expenses[d,e]	0.10%	0.07%	0.04%	0.05%
Portfolio turnover rate	50%	66%	46%	34%

a	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ende September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.94	$24.85	$24.90	$25.00
Income (loss) from investment operations:
Net investment income[c]	.28	.50	.37	.16
Net gain (loss) on investments (realized and unrealized)	.08	.09	(.05)	(.06)
Total from investment operations	.36	.59	.32	.10
Less distributions from:
Net investment income	(.30)	(.50)	(.37)	(.17)
Return of capital	—	—	—	(.03)
Total distributions	(.30)	(.50)	(.37)	(.20)
Net asset value, end of period	$25.00	$24.94	$24.85	$24.90

Total Return	1.43%	2.40%	1.31%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$415,656	$359,632	$354,071	$220,517
Ratios to average net assets:
Net investment income	2.26%	2.01%	1.50%	1.19%
Total expenses[d]	0.09%	0.09%	0.07%	0.14%
Net expenses[d,e]	0.09%	0.09%	0.07%	0.12%
Portfolio turnover rate	42%	53%	55%	24%

a	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.98	$24.88	$24.91	$25.00
Income (loss) from investment operations:
Net investment income[c]	.35	.62	.49	.22
Net gain (loss) on investments (realized and unrealized)	.04	.10	(.03)	(.08)
Total from investment operations	.39	.72	.46	.14
Less distributions from:
Net investment income	(.36)	(.62)	(.49)	(.23)
Return of capital	—	—	—	(— )*
Total distributions	(.36)	(.62)	(.49)	(.23)
Net asset value, end of period	$25.01	$24.98	$24.88	$24.91

Total Return	1.59%	2.94%	1.86%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,284	$216,737	$157,688	$124,024
Ratios to average net assets:
Net investment income	2.80%	2.51%	1.97%	1.15%
Total expenses[d]	0.13%	0.12%	0.11%	0.24%
Net expenses[d,e]	0.13%	0.12%	0.11%	0.21%
Portfolio turnover rate	39%	37%	33%	25%

a	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.
*	Amount is less than $0.01.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2017*	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.01	$24.88	$24.90	$25.00
Income (loss) from investment operations:
Net investment income[c]	.35	.60	.49	.21
Net gain (loss) on investments (realized and unrealized)	.06	.13	(.02)	(.09)
Total from investment operations	.41	.73	.47	.12
Less distributions from:
Net investment income	(.35)	(.60)	(.49)	(.21)
Return of capital	—	—	—	(.01)
Total distributions	(.35)	(.60)	(.49)	(.22)
Net asset value, end of period	$25.07	$25.01	$24.88	$24.90

Total Return	1.65%	2.98%	1.89%	0.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,094	$132,278	$127,806	$125,138
Ratios to average net assets:
Net investment income	2.81%	2.42%	1.96%	1.53%
Total expenses[d]	0.16%	0.15%	0.12%	0.19%
Net expenses[d,e]	0.16%	0.15%	0.12%	0.16%
Portfolio turnover rate	40%	31%	41%	27%

a	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income per share was computed using average shares outstanding throughout the period.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2017, the Trust consisted of four Funds.

This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”) each a diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury

NOTES TO FINANCIAL STATEMENTS (Unaudited)

spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2017.

C. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. Forward foreign currency exchange contracts change in value is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts ("REITs") is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains.  The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

H. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.
For the period ended March 31, 2017, there were no earnings credits received.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a

NOTES TO FINANCIAL STATEMENTS (Unaudited)

rate based on the federal funds rate, which was 0.82% at March 31, 2017.

J. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could aff ect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Derivatives

As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purpose:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average
		Settlement
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund I	Hedge	$32,133,616	$ –
Guggenheim Strategy Fund II	Hedge	30,103,824	–
Guggenheim Strategy Fund III	Hedge	8,012,338	–
Guggenheim Variable Insurance Strategy Fund III	Hedge	3,879,329	–

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign	Unrealized depreciation on forward foreign
	currency exchange contracts	currency exchange contracts

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
	Foreign
	Foreign Currency	Total Value at
Fund	Exchange Contracts	March 31, 2017
Guggenheim Strategy Fund I	$120,788	$120,788
Guggenheim Strategy Fund II	87,649	87,649
Guggenheim Variable Insurance Strategy Fund III	24,406	24,406

Liability Derivative Investments Value
	Foreign
	Foreign Currency	Total Value at
Fund	Exchange Contracts	March 31, 2017
Guggenheim Strategy Fund I	$(986,207)	$(986,207)
Guggenheim Strategy Fund II	(942,469)	(942,469)
Guggenheim Strategy Fund III	(202,316)	(202,316)
Guggenheim Variable Insurance Strategy Fund III	(28,208)	(28,208)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Foreign
	Foreign Currency
Fund	Exchange Contracts	Total
Guggenheim Strategy Fund I	$872,037	$872,037
Guggenheim Strategy Fund II	761,683	761,683
Guggenheim Strategy Fund III	595,672	595,672
Guggenheim Variable Insurance Strategy Fund III	376,105	376,105

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Foreign
	Foreign Currency
Fund	Exchange Contracts	Total
Guggenheim Strategy Fund I	$(830,322)	$(830,322)
Guggenheim Strategy Fund II	(823,910)	(823,910)
Guggenheim Strategy Fund III	(139,665)	(139,665)
Guggenheim Variable Insurance Strategy Fund III	7,476	7,476

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds as applicable, based on relative net assets.

If a Fund invests in an affiliated fund, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2017, the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC ("RFS") was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC ("MUIS"). This change had no impact on the financial statements of the Trust.

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive an annual fee per Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a brokerdealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to off set in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For financial reporting purposes, the Funds do not off set derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund I	Foreign forward
	currency exchange
	contacts	$120,788	$ -	$120,788	$10,217	$ -	$110,571
Guggenheim Strategy Fund II	Foreign forward
	currency exchange
	contacts	87,649	-	87,649	35,479	-	52,170
Guggenheim Variable Insurance Strategy Fund III	Foreign forward
	currency exchange
	contacts	24,406	-	24,406	7,588	-	16,818

Gross Amounts Not
			Gross Amounts	Net Amount	Offset in the Statement
			Offset	of Liabilities	of Assets and Liabilities
			In the Statement	Presented on the		Cash
		Gross Amounts of	of Assets	Statement of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities	and Liabilities	Assets and Liabilities	Instruments	Received	Amount
Guggenheim Strategy Fund I	Foreign forward
currency exchange
	contacts	$986,207	$ -	$986,207	$10,217	$798,880	$177,110
Guggenheim Strategy Fund II	Foreign forward
currency exchange
	contacts	942,469	-	942,469	35,479	750,980	156,010
Guggenheim Strategy Fund III	Foreign forward
currency exchange
	contacts	202,316	-	202,316	-	-	202,316
Guggenheim Variable Insurance Strategy Fund III	Foreign forward
currency exchange
	contacts	28,208	-	28,208	7,588	-	20,620

6. Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays. In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

At March 31, 2017, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund I	Mizuho			GSAA Home Equity
	1.75%			1.26%
	06/06/17	$4,207,000	$4,222,338	05/25/47	$34,000,000	$6,939,338

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggeneheim Strategy Fund I	$471,578,336	$2,088,954	($438,416)	$1,650,538
Guggeneheim Strategy Fund II	460,375,152	2,409,439	(528,017)	1,881,422
Guggeneheim Strategy Fund III	265,695,356	1,249,736	(352,389)	897,347
Guggeneheim Variable Insurance Strategy Fund III	148,404,535	726,767	(271,257)	455,510

8. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$150,146,723	$159,162,300
Guggenheim Strategy Fund II	174,995,721	135,716,702
Guggenheim Strategy Fund III	115,682,581	81,327,799
Guggenheim Variable Insurance Strategy Fund III	56,586,451	49,207,334

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim Strategy Fund I	$ –	$ –	$ –
Guggenheim Strategy Fund II	–	919,100	(11,517)
Guggenheim Strategy Fund III	–	945,360	(11,858)
Guggenheim Variable Insurance Strategy Fund III	–	1,037,388	(4,535)

9. Line of credit

The Trust and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.
OFFICERS

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*   The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.

** Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1)   Not applicable.
(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)   Not applicable.
(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:          /s/ Donald C. Cacciapaglia
Name:     Donald C. Cacciapaglia
Title:       President and Chief Executive Officer
Date:       May 30, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:          /s/ Donald C. Cacciapaglia
Name:     Donald C. Cacciapaglia
Title:       President and Chief Executive Officer
Date:       May 30, 2017
By:          /s/ John L. Sullivan
Name:     John L. Sullivan
Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:       May 30, 2017